Summary of accounting policies - Schedule of the impact of correction of each of these errors on prior amounts (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for credit losses	¥ (224)	¥ (647)
Trading assets and private equity and debt investments	(604,418)	(1,297,744)
Margin loans and receivables	(154,758)	(162,986)
Other, net	(39,594)	(223,701)
Net cash provided by (used in) operating activities	194,132	(611,964)
Payments for placements of time deposits	(244,577)	(99,908)
Proceeds from redemption or maturity of time deposits	234,987	94,492
Payments for purchases of investments in equity securities	(8,105)	(1,756)
Proceeds from sales of investments in equity securities	(24,156)	(7,443)
Net cash outflows from loans receivable at banks	36,821	31,689
Payments for purchases or origination of other non-trading loans	(1,971,685)	(2,721,023)
Proceeds from sales or repayments of other non-trading loans	1,724,607	2,581,870
Net cash outflows from interbank money market loans	0	(961)
Payments for purchases of non-trading debt securities	(61,663)	(28,261)
Proceeds from sales or maturity of non-trading debt securities	60,163	85,703
Acquisitions, net of cash acquired	(446)	0
Payments for purchases of investments in affiliated companies	27,517	3,000
Proceeds from sales of investments in affiliated companies	820	178
Other, net	(16,330)	(24,337)
Net cash used in investing activities	(332,878)	(171,894)
Proceeds from issuances of long-term borrowings	1,628,667	1,096,983
Payments for repurchases or maturity of long-term borrowings	(1,140,128)	(543,440)
Proceeds from issuances of short-term borrowings	842,108	1,340,872
Payments for repurchases or maturity of short-term borrowings	(818,367)	(1,112,505)
Net cash inflows (outflows) from other secured borrowings	6,269	(70,777)
Net cash inflows (outflows) from deposits received at banks	(145,429)	223,424
Payments for withholding taxes on stock-based compensation	(12,669)	(9,060)
Contributions from noncontrolling interests	18,906	32,899
Distributions to noncontrolling interests	(11,291)	(23,612)
Net cash provided by financing activities	223,489	871,633
Incorrect Classification Of Cash Flows
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for credit losses	(224)	(647)
Time deposits
Trading assets and private equity and debt investments	(604,418)	(1,297,744)
Other secured borrowings
Margin loans and receivables	(154,758)	(162,986)
Other, net	(39,594)	(223,701)
Net cash provided by (used in) operating activities	194,132	(611,964)
Payments for placements of time deposits	(244,577)	(99,908)
Proceeds from redemption or maturity of time deposits	234,987	94,492
Payments for purchases of investments in equity securities
Proceeds from sales of investments in equity securities
Payments for purchases of equity investments	(8,105)	(1,756)
Proceeds from sales of equity investments	24,156	7,443
Net cash outflows from loans receivable at banks	(36,821)	(31,689)
Payments for purchases or origination of other non-trading loans	(1,971,685)	(2,721,023)
Proceeds from sales or repayments of other non-trading loans	1,724,607	2,581,870
Net cash outflows from interbank money market loans		(961)
Decrease in non-trading debt securities, net
Payments for purchases of non-trading debt securities	(61,663)	(28,261)
Proceeds from sales or maturity of non-trading debt securities	60,163	85,703
Acquisitions, net of cash acquired	(446)
Divestures, net of cash disposed of
Increase in investments in affiliated companies, net
Payments for purchases of investments in affiliated companies	(27,517)	(3,000)
Proceeds from sales of investments in affiliated companies	820	178
Other, net	(16,330)	(24,337)
Net cash used in investing activities	(332,878)	(171,894)
Proceeds from issuances of long-term borrowings	1,628,667	1,096,983
Payments for repurchases or maturity of long-term borrowings	(1,140,128)	(543,440)
Increase (decrease) in short-term borrowings, net
Proceeds from issuances of short-term borrowings	842,108	1,340,872
Payments for repurchases or maturity of short-term borrowings	(818,367)	(1,112,505)
Net cash inflows (outflows) from interbank money market borrowings	(88,631)	2,309
Net cash inflows (outflows) from other secured borrowings	6,269	(70,777)
Net cash inflows (outflows) from deposits received at banks	(145,429)	223,424
Payments for withholding taxes on stock-based compensation	(12,669)	(9,060)
Contributions from noncontrolling interests		32,899
Distributions to noncontrolling interests		(23,612)
Net cash provided by financing activities	223,489	871,633
Previously Reported | Incorrect Classification Of Cash Flows
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for credit losses
Time deposits	(9,293)	(8,439)
Trading assets and private equity and debt investments	(609,071)	(1,293,513)
Other secured borrowings	(43,730)	(70,778)
Margin loans and receivables	(383,335)	(275,360)
Other, net	(95,506)	(84,920)
Net cash provided by (used in) operating activities	(147,809)	(659,896)
Payments for placements of time deposits
Proceeds from redemption or maturity of time deposits
Payments for purchases of investments in equity securities	(13)
Proceeds from sales of investments in equity securities	9,901	816
Payments for purchases of equity investments
Proceeds from sales of equity investments
Net cash outflows from loans receivable at banks	(38,020)	(33,031)
Payments for purchases or origination of other non-trading loans
Proceeds from sales or repayments of other non-trading loans
Net cash outflows from interbank money market loans
Decrease in non-trading debt securities, net	2,376	57,442
Payments for purchases of non-trading debt securities
Proceeds from sales or maturity of non-trading debt securities
Business combinations or disposals, net	(446)
Increase in investments in affiliated companies, net	(26,947)	(2,822)
Payments for purchases of investments in affiliated companies
Proceeds from sales of investments in affiliated companies
Other, net	2,400	480
Net cash used in investing activities	(61,216)	(7,760)
Proceeds from issuances of long-term borrowings	1,493,493	991,025
Payments for repurchases or maturity of long-term borrowings	(993,655)	(525,048)
Increase (decrease) in short-term borrowings, net	(11,883)	121,210
Proceeds from issuances of short-term borrowings
Payments for repurchases or maturity of short-term borrowings
Net cash inflows (outflows) from interbank money market borrowings
Net cash inflows (outflows) from other secured borrowings
Net cash inflows (outflows) from deposits received at banks	(145,856)	232,810
Payments for withholding taxes on stock-based compensation
Contributions from noncontrolling interests		3,334
Distributions to noncontrolling interests		(2,440)
Net cash provided by financing activities	293,768	755,431
Restatement Adjustment | Incorrect Classification Of Cash Flows
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for credit losses	(224)	(647)
Time deposits	9,293	8,439
Trading assets and private equity and debt investments	4,653	(4,231)
Other secured borrowings	43,730	70,778
Margin loans and receivables	228,577	112,374
Other, net	55,912	(138,781)
Net cash provided by (used in) operating activities	341,941	47,932
Payments for placements of time deposits	(244,577)	(99,908)
Proceeds from redemption or maturity of time deposits	234,987	94,492
Payments for purchases of investments in equity securities	13
Proceeds from sales of investments in equity securities	(9,901)	(816)
Payments for purchases of equity investments	(8,105)	(1,756)
Proceeds from sales of equity investments	24,156	7,443
Net cash outflows from loans receivable at banks	1,199	1,342
Payments for purchases or origination of other non-trading loans	(1,971,685)	(2,721,023)
Proceeds from sales or repayments of other non-trading loans	1,724,607	2,581,870
Net cash outflows from interbank money market loans		(961)
Decrease in non-trading debt securities, net	(2,376)
Payments for purchases of non-trading debt securities	(61,663)
Proceeds from sales or maturity of non-trading debt securities	60,163
Business combinations or disposals, net
Increase in investments in affiliated companies, net	26,947
Payments for purchases of investments in affiliated companies	(27,517)
Proceeds from sales of investments in affiliated companies	820
Other, net	(18,730)	(24,817)
Net cash used in investing activities	(271,662)	(164,134)
Proceeds from issuances of long-term borrowings	135,174	105,958
Payments for repurchases or maturity of long-term borrowings	(146,473)	(18,392)
Increase (decrease) in short-term borrowings, net	11,883	(121,210)
Proceeds from issuances of short-term borrowings	842,108	1,340,872
Payments for repurchases or maturity of short-term borrowings	(818,367)	(1,112,505)
Net cash inflows (outflows) from interbank money market borrowings	(88,631)	2,309
Net cash inflows (outflows) from other secured borrowings	6,269	(70,777)
Net cash inflows (outflows) from deposits received at banks	427	(9,386)
Payments for withholding taxes on stock-based compensation	(12,669)	(9,060)
Contributions from noncontrolling interests		29,565
Distributions to noncontrolling interests		(21,172)
Net cash provided by financing activities	¥ (70,279)	¥ 116,202